Organization and Principal Activities	6 Months Ended
Jun. 30, 2026
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Introduction of the Group

Yueda Digital Holding (“Yueda” or the “Company”), formerly known as AirNet Technology Inc., was incorporated in the Cayman Islands on April 12, 2007.

The Company collectively with its subsidiaries (“the Group”) are engaged in the cryptocurrencies mining business, primarily mining Bitcoin (“BTC”) through its mining operations located in Kazakhstan, the United States and Ethiopia, and, since April 2026, mining Litecoin (“LTC”) and Dogecoin (“DOGE”) through its newly commissioned mining facility also located in Kazakhstan. The business was previously conducted by its Hong Kong subsidiary Blockchain Dynamics Limited. On March 19, 2024, the Group has resolved to dispose of Blockchain Dynamics Limited together with its subsidiary. On August 31, 2024, the Group has resolved to dispose of One World Global Travel Inc. (“One World”) and Global International Travel Limited (“Global Travel”) together with its subsidiaries. On January 1, 2025, the Company resumed its cryptocurrencies mining business, and the business is later conducted by its newly established subsidiary incorporated in Hong Kong.

On June 11, 2025, the Company entered into certain purchase agreement with a third party, pursuant to which the third party agreed to purchase the Group’s legacy air travel media network business operations in exchange for nominal cash consideration of US$1 (the “Disposition”), which was conducted through Broad Cosmos Enterprises Ltd. (“Broad Cosmos”), its subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries. The Disposition was completed on September 3, 2025.

As of issuance date of this report, details of the Company’s subsidiaries are as follows:

	Date of		Percentage
	incorporation/	Place of	of legal
Name	acquisition	incorporation	ownership

AirNet Technology Ohio Inc. (“AirNet Ohio”)	February 6, 2025	United States	100
Robust Achievement Limited (“Robust Achievement”)	March 5, 2025	Hong Kong	100